Summary of Significant Accounting Policies (Tables)	6 Months Ended
May 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation Using the Straight-Line Method over the Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Group computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	5 years
Furniture and fixtures	5 years
Motor vehicle	3 years

Schedule of Revenue Disaggregated by Timing of Revenue Recognition

Revenue disaggregated by timing of revenue recognition for the six months ended May 31, 2026 and 2025 is disclosed in the table below:

Revenues:

	For the Six Months Ended May 31,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	HK$	HK$	US$

Financial PR Services	4,679,637	3,110,846	396,964
Project-based PR Services	2,269,121	7,775,384	992,188
One-off PR Services	1,253,400	4,616,789	589,132
Total revenues	8,202,158	15,503,019	1,978,284